Inventories (Details) - Schedule of adjustment to recoverable value of inventories of agricultural products - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Adjustment To Recoverable Value Of Inventories Of Agricultural Products Abstract
Balance beginning	R$ (23,484)	R$ (2,661)
Balance ending	(7,775)	(23,484)
Adjustment to recoverable value of agricultural products, net	(50,822)	(22,728)
Realization as cost of sales	R$ 66,531	R$ 1,905